Segmental analysis	6 Months Ended
Jun. 30, 2019
Segmental analysis
Segmental analysis

2.        Segmental analysis

Lloyds Banking Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee (GEC) remains the chief operating decision maker for the Group.

The segmental results and comparatives are presented on an underlying basis, the basis reviewed by the chief operating decision maker. The effects of certain asset sales, volatile items, the insurance grossing adjustment, liability management, restructuring, payment protection insurance provisions, the amortisation of purchased intangible assets and the unwind of acquisition-related fair value adjustments are excluded in arriving at underlying profit.

During the half-year to 30 June 2019, the Group transferred Cardnet, its card payment acceptance service, from Retail into Commercial Banking and also transferred certain equity business from Commercial Banking into Central items. Comparatives have been restated accordingly.

The Group’s activities are organised into three financial reporting segments: Retail; Commercial Banking; and Insurance and Wealth. There has been no change to the descriptions of these segments as provided in note 4 to the Group's financial statements for the year ended 31 December 2018, neither has there been any change to the Group’s segmental accounting for internal segment services or derivatives entered into by units for risk management purposes since 31 December 2018.

		Other	Total
		income,	income,
	Net	net of	net of	Profit		Inter-
	interest	insurance	insurance	(loss)	External	segment
	income	claims	claims	before tax	revenue	revenue
Half-year to 30 June 2019	£m	£m	£m	£m	£m	£m

Underlying basis
Retail	4,366	1,007	5,373	1,983	6,501	(1,128)
Commercial Banking	1,460	733	2,193	992	1,770	423
Insurance and Wealth	58	1,183	1,241	677	939	302
Other	261	227	488	542	85	403
Group	6,145	3,150	9,295	4,194	9,295	—
Reconciling items:
Insurance grossing adjustment	(1,303)	1,418	115	—
Market volatility and asset sales	(87)	(22)	(109)	(296)
Amortisation of purchased intangibles	—	—	—	(34)
Restructuring costs	—	(48)	(48)	(182)
Fair value unwind and other items	(116)	(6)	(122)	(135)
Payment protection insurance provision	—	—	—	(650)
Group – IFRS basis	4,639	4,492	9,131	2,897

		Other	Total
		income,	income,
	Net	net of	net of	Profit		Inter-
	interest	insurance	insurance	(loss)	External	segment
	income	claims	claims	before tax	revenue	revenue
Half-year to 30 June 2018[1]	£m	£m	£m	£m	£m	£m

Underlying basis
Retail	4,511	1,052	5,563	2,134	6,399	(836)
Commercial Banking	1,501	842	2,343	1,181	1,818	525
Insurance and Wealth	60	979	1,039	480	1,202	(163)
Other	272	251	523	439	49	474
Group	6,344	3,124	9,468	4,234	9,468	—
Reconciling items:
Insurance grossing adjustment	(244)	321	77	—
Market volatility and asset sales	54	128	182	34
Amortisation of purchased intangibles	—	—	—	(53)
Restructuring costs	—	—	—	(377)
Fair value unwind and other items	(147)	(9)	(156)	(171)
Payment protection insurance provision	—	—	—	(550)
Group – IFRS basis	6,007	3,564	9,571	3,117
[1]	Restated, see page 53

		Other	Total
		income,	income,
	Net	net of	net of	Profit		Inter-
	interest	insurance	insurance	(loss)	External	segment
	income	claims	claims	before tax	revenue	revenue
Half-year to 31 December 2018[1]	£m	£m	£m	£m	£m	£m

Underlying basis
Retail	4,549	1,045	5,594	2,077	6,623	(1,029)
Commercial Banking	1,512	828	2,340	1,002	3,071	(731)
Insurance and Wealth	63	886	949	447	693	256
Other	246	127	373	306	(1,130)	1,504
Group	6,370	2,886	9,256	3,832	9,257	—
Reconciling items:
Insurance grossing adjustment	1,078	(994)	84	—
Market volatility and asset sales	73	(171)	(98)	(84)
Amortisation of purchased intangibles	—	—	—	(55)
Restructuring costs	—	(54)	(54)	(502)
Fair value unwind and other items	(132)	(1)	(133)	(148)
Payment protection insurance provision	—	—	—	(200)
Group – IFRS basis	7,389	1,666	9,055	2,843
[1]	Restated, see page 53

	Segment external		Segment customer		Segment external
	assets		deposits		liabilities
	At 30 June	At 31 Dec	At 30 June	At 31 Dec	At 30 June	At 31 Dec
	2019	2018	2019	2018	2019	2018
	£m	£m	£m	£m	£m	£m
Retail	346,979	349,412	252,400	252,808	259,387	259,778
Commercial Banking	158,234	165,030	150,553	148,635	191,275	191,687
Insurance and Wealth	151,165	140,487	13,832	14,063	158,259	147,673
Other	165,870	142,669	4,907	2,560	164,272	148,261
Total Group	822,248	797,598	421,692	418,066	773,193	747,399